Provisions for employee benefits (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement
Provisions for employee benefits	€ 819	€ 1,201
Other benefit plans
Statement
Provisions for employee benefits	301	268
Defined benefit plan
Statement
Provisions for employee benefits	518	933
Italian defined benefit plans
Statement
Provisions for employee benefits	227	258
Foreign defined benefit plan
Statement
Provisions for employee benefits	129	493
FISDE and other foreign medical plans
Statement
Provisions for employee benefits	€ 162	€ 182